6 Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Costs
Wages and salaries	£ 2,727	£ 2,762	£ 5,393
Defined contribution pension cost (note 26)	75	90	149
Social security contributions and similar taxes	397	565	639
Share-based payment	(404)	(34)	(36)
Staff costs gross	2,795	3,383	6,145
Continuing operations	2,795	3,383	4,352
Discontinued operations			1,793
Staff costs	£ 2,795	£ 3,383	£ 6,145